Property and Equipment	12 Months Ended
Dec. 29, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	Property and Equipment, At Cost	Accumulated Depreciation and Amortization	Property and Equipment, Net
December 30, 2017:
Leasehold improvements	$162,592	$(27,247)	$135,345
Fixtures and equipment	193,397	(55,766)	137,631
Lease acquisition costs	352	(112)	240
Construction in progress	4,530	—	4,530

Totals	$360,871	$(83,125)	$277,746

December 29, 2018:
Leasehold improvements	$190,158	$(39,509)	$150,649
Fixtures and equipment	220,337	(78,996)	141,341
Lease acquisition costs	433	(251)	182
Construction in progress	11,860	—	11,860

Totals	$422,788	$(118,756)	$304,032

Construction in progress is primarily composed of leasehold improvements and fixtures and equipment related to new or remodeled stores where construction had not been completed at year-end.

Long-lived assets were evaluated for potential impairment by measuring their fair value on a nonrecurring basis. Fair value of long-lived assets is determined by estimating the amount and timing of net future cash flows (including rental expense for leased properties, sublease rental income, common area maintenance costs, and real estate taxes) and discounting them using a risk-adjusted rate. The Company estimates future cash flows based on its experience and knowledge of the market in which each store is located. The Company recorded a charge for the impairment of long-lived assets of $0.6 million in the fiscal year ended December 29, 2018 for planned store relocations or closures in 2019. The impairment charge is recorded in selling, general and administrative expenses in the Consolidated Statements of Operations. During the fiscal years ended December 31, 2016 and December 30, 2017, there were no adjustments to the carrying value of long-lived assets due to impairment charges.

Depreciation and amortization expense on property and equipment was $26.4 million, $31.8 million and $37.1 million in the years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively.